SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details)	Jan. 16, 2024 $ / shares
Weighted average fair value of options granted	$ 0.57
Risk-free interest rate	3.40%
Estimated life (in years)	5 years
Expected volatility	108.75%
Expected dividend yield	0.00%